Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Components of Lease Expense [Abstract]
Operating leases expenses	$ 139	$ 154
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	139	163
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	137	$ 43
Other assets - ROU assets	1,245		$ 1,108
Accumulated amortization	656		531
Operating lease ROU assets, net	589		577
Lease liabilities – current - Accounts payable and accrued liabilities	296		258
Lease liabilities – noncurrent	371		383
Total operating lease liabilities	$ 667		$ 641
Weighted average remaining lease term in years	2 years 4 months 24 days		1 year 6 months 14 days
Weighted average annual discount rate	4.90%		4.90%